INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

The Company accounts for income tax using the liability method prescribed by ASC 740, “Income Taxes”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The deferred tax assets on December 31, 2024 and 2023 consist only of net operating loss carryforwards. The net deferred tax asset has been fully offset by a valuation allowance because of the uncertainty of the attainment of future taxable income.

The items accounting for the difference between income taxes at the effective Federal statutory rate of 21%, and the Company’s effective tax rate for the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Income tax benefit at U.S. statutory rate	$(1,559,977)	$(1,326,077)
Income tax benefit – State	(521,868)	(315,732)
Other permanent items	3,822	-
Tax return true-up	(727,235)	-
Non-deductible expenses	-	983,499
Change in valuation allowance	2,805,258	658,360
Total provision for income tax	$-	$-

The following is a summary of the components of deferred tax assets and liabilities as of December 31, 2024 and 2023:

Deferred Tax Asset:	December 31, 2024	December 31, 2023
Net operating loss carryforward	$1,651,702	$738,650
Depreciation	506	-
Amortization	54,689	-
Stock based compensation	1,700,823	-
Capitalized research and development	86,906	-
ROU liabilities	25,017	-
Accrued expenses	38,108	-
Other	11,912	-
Total deferred tax assets	3,569,663	738,650
Deferred tax liabilities:
ROU assets	(25,756)	-
Total deferred tax liabilities	(25,756)	-
Less: Valuation allowance	(3,543,907)	(738,650)

Net deferred tax asset	$-	$-

The net operating loss carryforward was approximately $6,480,000 on December 31, 2024. The Company provided a valuation allowance equal to the net deferred income tax asset as of December 31, 2024 and 2023 because it was not known whether future taxable income will be sufficient to utilize the loss carryforward. During the year ended December 31, 2024, the valuation allowance increased by $2,805,257. Additionally, the future utilization of the net operating loss carryforward to offset future taxable income is subject to an annual limitation as a result of ownership changes that may occur in the future. All estimated loss carry forwards may be carried forward indefinitely subject to annual usage limitations.

The Company does not have any uncertain tax positions or events leading to uncertainty in a tax position. The Company’s 2022, 2023, and 2024 Corporate Income Tax Return is subject to Internal Revenue Service examination.

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023